Consolidated Balance Sheets - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash	$ 78,248	$ 88,309	$ 21,504
Accounts receivable	1,355,100	1,745,000
Inventories	1,329,639		208,674
Prepaid expenses	1,467,678	1,479,123	543,642
Other receivable - related party			46,743
Other receivable - others	1,420	2,616	412,390
Temporary deposit - related party		100,067
Other current assets	30,420	11,336	6,591
Total Current Assets	4,262,505	3,426,451	1,239,544
Property and Equipment
Cost	2,714,818	2,713,543	405,319
Accumulated depreciation	(459,475)	(322,049)	(100,592)
Property and equipment	2,255,343	2,391,494	304,727
Prepayment for land	35,237,127	35,237,127
Prepayment for equipment		54,625
Construction in progress		1,311,245	3,250,000
Net Property and Equipment	37,492,470	38,994,491	3,554,727
Other Assets
Intangible asset, net	3,258,750	3,382,500	3,877,500
Goodwill	1,475,334	1,475,334	1,450,536
Operating lease right-of-use assets, net	584,355
Deposits - related party	2,440	2,462	2,396
Deposits - others	105,316	105,447	141,273
Total Other Assets	5,426,195	4,965,743	5,471,705
Total Assets	47,181,170	47,386,685	10,265,976
Current Liabilities
Short-term bank loan			10,000
Short-term loan - related party	182,500
Accounts payable	1,650,000	1,650,000
Accrued expenses	869,817	412,165	637,675
Other payable - related parties	1,074,394	949,298	1,082,395
Other payable - others	3,101,653	2,954,488	2,081,787
Operating lease liability - current - related parties	62,550
Operating lease liability - current - others	438,777
Total Current Liabilities	7,379,691	5,965,951	3,811,857
Long-term Liabilities
Operating lease liability - non-current - related parties	16,535
Operating lease liability - non-current - others	158,764
Restricted stock deposit liability	1,000	1,000	56
Total Liabilities	7,555,990	5,966,951	3,811,913
Commitments
Stockholders' Equity
Preferred stock, $0.001 par value, 50,000,000 shares authorized, none issued and outstanding as of March 31, 2019 and December 31, 2018 and 2017
Common stock, $0.001 par value, 90,000,000 shares authorized, 9,098,090 shares (excluding 149,162 unvested restricted shares) issued and outstanding as of March 31, 2019 and December 31, 2018; 8,283,733 shares (excluding 8,286 unvested restricted shares) issued and outstanding as of December 31, 2017	45,490	45,490	41,418
Additional paid in capital	56,791,250	56,546,408	13,484,857
Subscribed capital			75,040
Accumulated deficits	(17,675,120)	(15,292,128)	(7,143,788)
Accumulated other comprehensive income (loss)	463,560	119,964	(3,464)
Total Stockholders' Equity	39,625,180	41,419,734	6,454,063
Total Liabilities and Stockholders' Equity	$ 47,181,170	$ 47,386,685	$ 10,265,976